SHARE OPTIONS - Additional Information (Details)			1 Months Ended				12 Months Ended
	Nov. 10, 2016 $ / shares shares	Aug. 01, 2016	Mar. 20, 2018 shares	Dec. 31, 2017 USD ($) $ / shares shares	Nov. 30, 2016 shares	Sep. 30, 2010	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares kr / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares kr / shares shares	Feb. 28, 2018 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						3 years
Expected volatility							71.00%
Expected dividends | $							$ 0
Risk-free rate							1.55%
Expected term of share options							5 years
Share based compensation cost | $							$ 600,000		$ 100,000
Compensation costs not yet recognized | $				$ 1,100,000			$ 1,100,000	$ 1,100,000	$ 1,600,000	$ 1,600,000
Common shares reserved for issuance (in shares)					700,000		0
Weighted average recognition period									0 years
Reverse stock split		0.2
Options Outstanding and Unvested, Weighted average exercise price (in dollars per share) | $ / shares				$ 4.20			$ 4.20	$ 4.20	$ 4.20	$ 4.20
Exercised (in dollars per share) | (per share)							$ 4.20			$ 144.45
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Unvested, Weighted average exercise price (in dollars per share) | $ / shares											$ 4.10
2016 Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued for Equity Incentive Plan (in shares)				60,000			60,000
2016 Share Option Scheme [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued for Equity Incentive Plan (in shares)			50,000
2016 Share Option Scheme [Member] | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of scheme					10 years
Term of share options					5 years
Vesting period					3 years
2016 Share Option Scheme [Member] | Share options | Vesting on first anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate					33.33%
2016 Share Option Scheme [Member] | Share options | Vesting on second anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate					33.33%
2016 Share Option Scheme [Member] | Share options | Vesting on third anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate					33.33%
Former Golden Ocean Stock Option Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding (in shares)									84,000	84,000
Exercised (in dollars per share) | kr / shares								$ 144.45
Senior management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance (in shares)					700,000		0
Share options | Senior management | 2016 Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options approved for issuance to senior management (in shares)	700,000
Exercise price (in dollars per share) | $ / shares	$ 4.20